RELATED PARTIES - Equity investor transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consultation services on employee benefits
Related Party Transaction [Line Items]
Expenses with related parties		$ 100	$ 100	$ 0
Stockholder | Commercial cooperation agreement
Related Party Transaction [Line Items]
Expenses with related parties		4,900	4,200	0
Payable to related parties		5,300	3,000
Stockholder | Aircraft leased
Related Party Transaction [Line Items]
Expenses with related parties		500
Affiliated entity | Discounted flights to affiliates
Related Party Transaction [Line Items]
Revenue from related parties		2,900	2,100	0
Affiliated entity | Expenses incurred with company, executive and director ownership interest
Related Party Transaction [Line Items]
Expenses with related parties		0	37	100
Board members | Commercial cooperation agreement with Delta
Related Party Transaction [Line Items]
Revenue recognized		2,500	700	900
Board members | Marketing Expenses
Related Party Transaction [Line Items]
Expenses with related parties		300	0	0
Executive Family Member and Director | Board
Related Party Transaction [Line Items]
Expenses with related parties		$ 100	200	$ 0
Kenny Dichter, Chief Executive Officer
Related Party Transaction [Line Items]
Loan receivable	$ 5,000
Interest rates (as percent)	1.80%
Director
Related Party Transaction [Line Items]
Borrowed amount			$ 100